Trade and Other Payables - Schedule of Trade and Other Payables (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables	[1]	S/ 94,657	S/ 96,549
Taxes and contributions		54,393	18,747
Remuneration payable		28,757	36,405
Interest payable	[2]	26,954	28,280
Accounts payable related to the acquisition of property, plant and equipment, note 9		26,754	17,122
Advances from customers		12,118	10,380
Dividends payable, note 15(g)		11,823	11,097
Board of Directors’ fees		4,790	5,243
Guarantee deposits		3,741	3,242
Accounts payable to the principal and affiliates, note 23			23
Other accounts payable		19,920	14,963
Trade and other payables		S/ 283,907	S/ 242,051

[1]	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled within 60 to 120 days term.
[2]	Interest payable is normally settled semiannually throughout the financial year.